INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Schedule of sales-type leases, direct financing leases, and leaseback assets

(in thousands of $)	2023	2022
Investments in sales-type and direct financing leases	55,739	66,504
Investments in leaseback assets	—	52,519
	55,739	119,023
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as of December 31, 2023 and December 31, 2022:

(in thousands of $)	December 31, 2023
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	16,020	—	16,020
Purchase obligations at the end of the leases	43,150	—	43,150
Net minimum lease payments receivable	59,170	—	59,170
Less: unearned income	(3,358)	—	(3,358)
Total investment in sales-type lease, direct financing lease and leaseback assets	55,812	—	55,812
Allowance for expected credit losses*	(73)	—	(73)
Total investment in sales-type lease, direct financing lease and leaseback assets	55,739	—	55,739
Current portion	20,640	—	20,640
Long-term portion	35,099	—	35,099

(in thousands of $)	December 31, 2022
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	30,708	34,160	64,868
Purchase obligations at the end of the leases	43,150	31,500	74,650
Net minimum lease payments receivable	73,858	65,660	139,518
Less: unearned income	(7,252)	(13,051)	(20,303)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,606	52,609	119,215
Allowance for expected credit losses*	(102)	(90)	(192)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,504	52,519	119,023
Current portion	10,794	4,638	15,432
Long-term portion	55,710	47,881	103,591

*See Note 27: Allowance for Expected Credit Losses.

Schedule of minimum future gross revenues to be received under non-cancellable direct financing, sales-type leases, and leaseback assets
The minimum future gross revenues including purchase obligations to be received under the Company's non-cancellable sales type leases, direct financing leases and leaseback assets as of December 31, 2023, are as follows:

(in thousands of $) Year ending December 31,	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
2024	23,079	—	23,079
2025	36,091	—	36,091
Total minimum lease payments to be received	59,170	—	59,170

Schedule of interest income earned on investments in direct financing leases, sales type leases and leaseback assets
Interest income earned on investments in direct financing leases, sales type leases and leaseback assets in the year ended December 31, 2023 was as follows:

(in thousands of $)	2023	2022	2021
Investments in sales type and direct financing leases*	3,894	5,021	14,173
Investments in leaseback assets	2,298	3,895	5,351
Total	6,192	8,916	19,524

* Interest income earned on investments in sales-type leases and direct financing leases in the above table includes $0.0 million in relation to Frontline Shipping, a related party (December 31, 2022: $0.4 million; December 31, 2021: $1.5 million).